Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
14.	Commitments and Contingencies

The Company has a contractual arrangement with a operator to reimburse quality assurance fees levied by the California Department of Health Care Services from August 1, 2005 through July 31, 2008. The Company is obligated to reimburse the fees to the operator if and when the state withholds these fees from the operator’s Medi-Cal reimbursements associated with 5 facilities that were formerly leased to Trinity Health Systems. The total possible obligation for these fees is approximately $1.7 million, of which approximately $1.4 million has been paid to date. For the year ended December 31, 2011, the Company’s indemnity expense for these fees was approximately $0.4 million which equaled the actual amount paid during the period, and are included as a component of transaction costs in the consolidated statements of operations and comprehensive income.

Judicial proceedings seeking declaratory relief for these fees are in process which if successful would provide for recovery of such amounts from the State of California. The Company has certain rights to seek relief against Trinity Health Systems for monies paid out under the indemnity claim; however, it is uncertain whether the Company will be successful in receiving any amounts from Trinity.

During 2011, the Company entered into a contractual arrangement with a operator in one of its facilities to reimburse any liabilities, obligations or claims of any kind or nature resulting from the actions of the former operator in such facility, Brighten Health Care Group. The Company is obligated to reimburse the fees to the operator if and when the operator incurs such expenses associated with certain Indemnified Events, as defined therein. The total possible obligation for these fees is estimated to be $2.0 million, of which approximately $0.5 million has been paid to date. The remaining $1.5 million was accrued and included as a component of transaction costs in the consolidated statements of operations and comprehensive income for the year ended December 31, 2011.

In the normal course of business, the Company is involved in legal actions arising from the ownership of its property. In management’s opinion, the liabilities, if any, that may ultimately result from such legal actions are not expected to have a material adverse effect on the financial position, operations, or liquidity of the Company.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Commitments and Contingencies

14. Commitments and Contingencies

The Partnership has a contractual arrangement with a operator to reimburse quality assurance fees levied by the California Department of Health Care Services from August 1, 2005 through July 31, 2008. The Partnership is obligated to reimburse the fees to the operator if and when the state withholds these fees from the operator’s Medi-Cal reimbursements associated with 5 facilities that were formerly leased to Trinity Health Systems. The total possible obligation for these fees is approximately $1.7 million, of which approximately $1.4 million has been paid to date. For the year ended December 31, 2011, the Partnership’s indemnity expense for these fees was approximately $0.4 million which equaled the actual amount paid during the period, and are included as a component of transaction costs in the consolidated statements of operations and comprehensive income.

Judicial proceedings seeking declaratory relief for these fees are in process which if successful would provide for recovery of such amounts from the State of California. The Partnership has certain rights to seek relief against Trinity Health Systems for monies paid out under the indemnity claim; however, it is uncertain whether the Partnership will be successful in receiving any amounts from Trinity.

During 2011, the Partnership entered into a contractual arrangement with a operator in one of its facilities to reimburse any liabilities, obligations or claims of any kind or nature resulting from the actions of the former operator in such facility, Brighten Health Care Group. The Partnership is obligated to reimburse the fees to the operator if and when the operator incurs such expenses associated with certain Indemnified Events, as defined therein. The total possible obligation for these fees is estimated to be $2.0 million, of which approximately $0.5 million has been paid to date. The remaining $1.5 million was accrued and included as a component of transaction costs in the consolidated statements of operations and comprehensive income for the year ended December 31, 2011.

In the normal course of business, the Partnership is involved in legal actions arising from the ownership of its property. In management’s opinion, the liabilities, if any, that may ultimately result from such legal actions are not expected to have a material adverse effect on the financial position, operations, or liquidity of the Partnership.